Related party transactions (Details)	12 Months Ended		36 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 USD ($)
Related party borrowings and receivables
Amount payable	$ 6,000,000	$ 6,000,000	$ 6,000,000
Salaries and other short term employee benefits	8,000,000	6,000,000
Potential other post employment and other benefits payable.	4,000,000	3,000,000	4,000,000
Postemployment benefits	6,000,000	3,000,000
Lease liabilities	368,000,000	$ 374,000,000	368,000,000		$ 408,000,000
Corporate services provided			39,000,000
Other related party transactions
Reimbursement of costs	$ 0
Ardagh Group [member] | ARD Holdings S.A.
Related party borrowings and receivables
Percentage of stake	100.00%
Other related party transactions
Ownership percentage	100.00%
Key Management Personnel
Related party borrowings and receivables
Amount payable	$ 9,000,000		$ 9,000,000	£ 4,000,000